Restructuring Initiatives (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended				39 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2015
Restructuring and related cost, expected cost remaining	$ 10.0								$ 10.0				$ 10.0
Restructuring charges (benefits) and other costs (benefits) recorded in period	20.9	$ (1.9)	$ 2.9	$ 27.2	$ 27.1	$ 0.8	$ 41.5	$ 17.2	49.1	$ 86.6	$ 53.4
Charges incurred on approved initiatives
Cost of Sales [Member]
Restructuring charges (benefits) and other costs (benefits) recorded in period	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Selling, General and Administrative Expenses [Member]
Restructuring charges (benefits) and other costs (benefits) recorded in period	20.9	$ (1.9)	$ 2.9	$ 27.2	27.1	$ 0.8	$ 41.5	$ 17.2	49.1	86.6
Transformation Plan [Member]
Expected annualized savings before taxes									$ 350.0
Number of years too Realized Cost Savings									3 years
Restructuring charges (benefits) and other costs (benefits) recorded in period									$ 22.4
Balance at December 31, 2015	21.4								21.4				21.4
Transformation Plan [Member] | Employee Related Costs [Member]
Restructuring charges (benefits) and other costs (benefits) recorded in period									21.4
Transformation Plan [Member] | Professional Service Fees [Member]
Restructuring charges (benefits) and other costs (benefits) recorded in period									1.0
Transformation Plan [Member] | Minimum [Member]
Expected annualized savings before taxes									10.0
Transformation Plan [Member] | Maximum [Member]
Expected annualized savings before taxes									15.0
Other Restructuring Initiatives 2015 [Member]
Expected annualized savings before taxes									30.0
Restructuring charges (benefits) and other costs (benefits) recorded in period									29.7
Balance at December 31, 2015	4.0								4.0				4.0
Charges incurred on approved initiatives									22.1
Other Restructuring Initiatives 2015 [Member] | Employee Related Costs [Member]
Restructuring charges (benefits) and other costs (benefits) recorded in period									22.1
Other Restructuring Initiatives 2015 [Member] | Professional Service Fees [Member]
Restructuring charges (benefits) and other costs (benefits) recorded in period									7.6
$400M Cost Savings Initiative [Member]
Restructuring charges (benefits) and other costs (benefits) recorded in period									(3.5)	83.9	52.6		165.7
Balance at December 31, 2015	6.2				38.0				6.2	38.0	27.5	$ 20.7	6.2
Charges incurred on approved initiatives									(4.7)	68.0	45.7	30.5	139.5
$400M Cost Savings Initiative [Member] | Employee Related Costs [Member]
Restructuring charges (benefits) and other costs (benefits) recorded in period									(4.4)	57.9	45.3
Balance at December 31, 2015	5.8				37.1				5.8	37.1	25.9	19.0	5.8
Charges incurred on approved initiatives													126.1
$400M Cost Savings Initiative [Member] | Accelerated Depreciation [Member]
Restructuring charges (benefits) and other costs (benefits) recorded in period									0.3	12.2	3.4
$400M Cost Savings Initiative [Member] | Contract Terminations/ Other [Member]
Restructuring charges (benefits) and other costs (benefits) recorded in period									0.1	6.3	4.6
Balance at December 31, 2015	0.4				0.9				0.4	0.9	1.6	1.7	0.4
Charges incurred on approved initiatives													12.9
$400M Cost Savings Initiative [Member] | Currency Translation Adjustment Write Offs [Member]
Restructuring charges (benefits) and other costs (benefits) recorded in period									(0.4)	3.7	(3.5)
Balance at December 31, 2015	0.0				0.0				0.0	0.0	0.0	0.0	0.0
Charges incurred on approved initiatives													(0.2)
$400M Cost Savings Initiative [Member] | Professional Service Fees [Member]
Restructuring charges (benefits) and other costs (benefits) recorded in period									0.9	3.8	3.5
$400M Cost Savings Initiative [Member] | Inventory/ Asset Write-Offs [Member]
Restructuring charges (benefits) and other costs (benefits) recorded in period											(0.7)
Balance at December 31, 2015	$ 0.0				$ 0.0				0.0	0.0	0.0	$ 0.0	0.0
$400M Cost Savings Initiative [Member] | Minimum [Member]
Expected annualized savings before taxes													215.0
$400M Cost Savings Initiative [Member] | Maximum [Member]
Expected annualized savings before taxes													$ 225.0
$400M Cost Savings Initiative [Member] | Cost of Sales [Member]
Restructuring charges (benefits) and other costs (benefits) recorded in period											(0.7)
$400M Cost Savings Initiative [Member] | Selling, General and Administrative Expenses [Member]
Restructuring charges (benefits) and other costs (benefits) recorded in period											53.3
Other Restructuring Initiatives [Member]
Restructuring charges (benefits) and other costs (benefits) recorded in period									0.5	$ 2.1	$ 0.8
Corporate [Member] | Transformation Plan [Member]
Charges incurred on approved initiatives									22.4
Supply Chain [Member] | Transformation Plan [Member]
Expected annualized savings before taxes									200.0
Other Costs [Member] | Transformation Plan [Member]
Expected annualized savings before taxes									$ 150.0